Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 — RELATED PARTY TRANSACTIONS

The Company follows FASB ASC subtopic 850-10, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. Prior to the Business Combination, the Company entered into multiple loan arrangements with related parties as further discussed below.

In connection with the Closing, and based on the $158,797,476 of redemptions, the Sponsor was due $184,612 under a promissory note. At closing, Sponsor was also due $100,000 and $125,000 under two separate promissory notes (that were created to provide working capital to SPAC operations prior to closing of the business combination). However, on February 15, 2023, in lieu of repayment of these promissory notes, the Company entered into a new promissory note with the Sponsor totaling $409,612 (“New Promissory Note”). The New Promissory Note, cancels and supersedes all prior promissory notes. The New Promissory note is non-interest bearing and the entire principal balance of the New Promissory Note is payable on or before February 15, 2024. The New Promissory Note is payable at Verde Clean Fuel’s election in cash or in Class A common stock at a conversion price of $10.00 per share.

Subsequent to the Business Combination, in addition to the New Promissory Note with the Sponsor, the combined company has a related party relationship with Holdings whereby Holdings holds a majority ownership in the Company via voting shares and has control of the Board of Directors. Further, Holdings possesses 3,500,000 earn out shares.

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On December 31, 2020, the Sponsor paid $25,000, or approximately $0.006 per share, to cover certain offering costs in consideration for 4,312,500 Class B common stocks, par value $0.0001 (the “Founder Shares”). Up to 562,500 Founder Shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriters’ over-allotment option is exercised. On August 19, 2021, the underwriters exercised the over-allotment option in full. As a result, these 562,500 founder shares are no longer subject to forfeiture.

Additionally, upon consummation of the IPO, the Sponsor sold 75,000 Founder Shares to each of the 11 Anchor Investors that purchased at least 9.9% of the units sold in the IPO, at their original purchase price of approximately $0.0058 per share. The aggregate fair value of these founder shares attributable to anchor investors is $6,270,000, or $7.60 per share. The Company allocated $6,265,215, the excess of the fair value over the gross proceeds from these Anchor Investors, among Class A common stock, Public Warrants and Private Placement Warrants.

On October 26, 2022, in accordance with the third amended and restated certificate of incorporation of the Company, the Sponsor elected to convert 3,487,500 of its shares of Class B Common Stock into shares of Class A common stock on a one-for-one basis.

The initial stockholders and the Anchor Investors have agreed not to transfer, assign or sell any of their Founder Shares and any Class A common stock issuable upon conversion thereof until the earlier to occur of: (A) six months after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any

30-trading day period commencing at least 75 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property (the “Lock-up” ). Notwithstanding the foregoing, if (1) the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 75 days after the initial Business Combination, or (2) the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property, the Founder Shares will be released from the Lock-up.

Promissory Note — Related Party

On May 31, 2022, the Sponsor agreed to loan the Company $125,000 pursuant to a promissory note (the “Promissory Note”). The Promissory Note bears an interest of 10% per annum, payable on the earlier of (i) February 17, 2023 or (ii) the closing date on which the Company consummates an initial business combination. There was $125,000 and $0 outstanding under the Promissory Note as of December 31, 2022 and 2021, respectively. Such amounts are included in Proceeds from note payable-related party on the Consolidated Balance Sheets.

On November 15, 2022, the Company issued an unsecured promissory note (the “Extension Note”) in the principal amount of $1,725,000 to the Sponsor in connection with the Extension. The Extension Note bears no interest and is due and payable upon the earlier to occur of (i) the date on which CENAQ’s initial business combination is consummated and (ii) the liquidation of the Company on or before February 16, 2023 or such later liquidation date as may be approved by the Company’s stockholders. If the Business Combination is consummated, the amount repayable under the Extension Note will be reduced by a percentage equal to the aggregate amount of cash proceeds required to satisfy any exercise by the Company’s eligible stockholders of their redemption rights provided for in the Company’s third amended and restated certificate of incorporation divided by the total amount required if all eligible holders of Class A common stock, par value $0.0001 per share, of the Company elected to exercise their redemption rights with respect to all eligible shares of Class A common stock held by such holders in accordance with Section 8.03 of the Business Combination Agreement. There was $1,725,000 and $0 outstanding under the Extension Note as of December 31, 2022 and 2021, respectively. Such amounts are included in Proceeds from note payable-related party on the Consolidated Balance Sheets.

On November 15, 2022, the Company issued an unsecured promissory note (the “Sponsor Note”) allowing the Company to borrow up to $467,500 from the Sponsor. Amounts drawn under the Sponsor Note bear no interest and are due and payable upon the earlier to occur of (i) the date on which CENAQ’s initial business combination is consummated and (ii) the liquidation of the Company on or before February 16, 2023 or such later liquidation date as may be approved by the Company’s stockholders. On November 15, 2022, the Company requested and received $100,000 under the Sponsor Note. There was $100,000 and $0 outstanding under the Sponsor Note as of December 31, 2022 and 2021, respectively. Such amounts are included in Proceeds from note payable-related party on the Consolidated Balance Sheets.

As further described in Note 6, in connection with the Closing, and based on the $158,797,476 of redemptions, CENAQ Sponsor was due $184,612 under the Extension Note. At closing, CENAQ Sponsor was also due $100,000 under the Sponsor Note and $125,000 under the Promissory Note. However, on February 15, 2023, in lieu of repayment of the Extension Note and repayment of the Sponsor Note and Promissory Note, CENAQ entered into a new promissory note with the Sponsor totaling $409,612 (“New Promissory Note”). The New Promissory Note, cancels and supersedes the Extension Note and the Sponsor Note. The New Promissory note is non-interest bearing and the entire principal balance of the New Promissory Note is payable on or before February 15, 2024. The New Promissory Note is payable at Verde Clean Fuel’s election in cash or in Class A Common Stock at a conversion price of $10.00 per share.

Working Capital Loans

In addition, in order to finance transaction costs in connection with an intended Business Combination, on November 11, 2021 the Sponsor signed a commitment letter to provide loans of up to an aggregate of $1,500,000 to the Company (“Working Capital Loans”). This commitment extends through August 17, 2022. These loans will be non-interest bearing, unsecured and will be repaid upon the consummation of a Business Combination. If the Company completes the initial Business Combination, the Company would repay the Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into Private Placement Warrants at a price of $1.00 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. As of December 31, 2022 and 2021, the Company had no borrowings under the Working Capital Loans.